Subsequent events - Additional Information (Details) - PEN (S/) S/ in Thousands	Jan. 27, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Amount issued			S/ 13,070,956	S/ 10,634,546
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of stock repurchase plan authorized		S/ 100,000,000
Events after reporting period [Member] | 6.397% Subordinated Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount issued	S/ 350,000,000
Borrowings maturity	January 2035
Annual interest rate	6.397%